American Electric Power
1 Riverside Plaza
Columbus, OH 43215-2373

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:	File No. 0-346
AEP Texas Central Company
(formerly Central Power and Light Company)
Annual Report on Form 10-K

Dear Sirs:

On behalf of AEP Texas Central Company (the "Company"), we are filing herewith, under the Securities Exchange Act of 1934, the Annual Report on Form 10-K of the Company for the fiscal year ended December 31, 2004.

The financial statements in the 2004 Annual Report, incorporated herein by reference, do not reflect any change in any accounting principles or practices, or in the method of applying such principles or practices, from the financial statements included in the Company's 2003 Annual Report, except as indicated below:

A.	FIN 46 (revised December 2003) “Consolidation of Variable Interest Entities”(FIN 46R)

We implemented FIN 46 (revised December 2003), “Consolidation of Variable Interest Entities,” effective January 1, 2004. The adoption of FIN 46R did not have a material impact on our results of operations, financial condition or cash flows. See the “New Accounting Pronouncements” section of Note 2 in the Notes to Financial Statements of Registrant Subsidiaries for specific details.

B.	FASB Staff Position No. FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003

We implemented FASB Staff Position (FSP) FAS 106-2, “Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003,” effective April 1, 2004, retroactive to January 1, 2004. The new disclosure standard provides authoritative guidance on the accounting for any effects of the Medicare prescription drug subsidy under the Act. It replaces the earlier FSP FAS 106-1, under which we previously elected to defer accounting for any effects of the Act until the FASB issued authoritative guidance on the accounting for the Medicare subsidy.

Under FSP FAS 106-2, the current portion of the Medicare subsidy for employers who qualify for the tax-free subsidy is a reduction of ongoing FAS 106 cost, while the retroactive portion is an actuarial gain to be amortized over the average remaining service period of active employees, to the extent that the gain exceeds FAS 106’s 10 percent corridor. See Note 11 in the Notes to Financial Statements of Registrant Subsidiaries for additional information related to the effects of implementation of FAS 106-2 on our postretirement benefit plans.

For more detailed information regarding the above-mentioned accounting changes, please refer to Note 2 in the Notes to Financial Statements of Registrant Subsidiaries within the 2004 Annual Report included in Item 8, “Financial Statements and Supplementary Data,” of the Form 10-K.

Very truly yours,

/s/ Thomas G. Berkemeyer
Assistant Secretary
(614) 716-1648